COMMITMENTS AND CONTINGENCIES (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item	2	2
Cash underwriting discount as a percent of gross offering proceeds	1.00%	1.00%
Aggregate deferred underwriting fee payable | $	$ 1,150,000	$ 1,150,000
Marketing fee as percent of gross offering proceeds	4.50%	4.50%